Stock Options And Restricted Shares	12 Months Ended
Mar. 31, 2020
Stock Options And Restricted Shares [Abstract]
Stock Options And Restricted Shares

18.	STOCK OPTIONS AND RESTRICTED SHARES

The Group has adopted the "2010 Stock Option and Restricted Stock Plan" (the "2010 Option Plan"). The 2010 Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price, the number of common shares subject to the option and the option's exercisability. Unless otherwise specified by the Compensation Committee, the maximum term of options granted under the 2010 Option Plan is five years.

Under the 2010 Option Plan, the Group is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. On August 8, 2019, the Board of Directors of the Company granted awards for a total of 585,000 shares of stock options and restricted shares under the Company's 2010 Option Plan. The awards consisted of 160,000 non-qualified share options to 20 key employees, 250,000 non-qualified share options to 7 directors of the Company, including 60,000 options to the Company's Chief Executive Officer and Chairman of the Board, and 175,000 restricted shares to 12 managers and key employees.

The stock options are fully vested, have a five-year term, and an exercise price of $1.97 (the closing price of the Company's common stock on August 7, 2019). The restricted shares granted will vest in five years, on August 8, 2024. In the event that any recipient's employment with the Company or its subsidiaries is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.

Stock Options Issued to Directors and Key Employees

For the year ended March 31, 2020, 410,000 stock options were granted by the Company. The fair value of options granted to employees and directors in fiscal year 2020 was $0.33 per stock option. It was estimated on the date of grant using the Black-Scholes Option Valuation Model:

2020

Stock price	$1.97
Risk-free interest rate	1.66%
Expected life	2.5 years
Expected volatility	41.83%
Expected dividend yield	8%

The expected volatility was based on the volatilities of the Company's listed common stocks in the United States and other relevant market information. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. The dividend yield assumption is based on the Group's history and expectation of dividend payouts. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding.

As of March 31, 2020, compensation expense of $135 is included in selling, general and administrative expenses.

There was no unrecognized compensation cost related to non-vested stock options granted under the 2010 Option Plan, nor non-vested stock options as at March 31, 2020.

A summary of stock option activity during the year ended March 31, 2020 is as follows:

			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$
Outstanding as of April 1, 2019	-	-	-
Granted	410,000	1.97	-
Exercised	-	-	-
Cancelled	(25,000)	-	-

Outstanding as of March 31, 2020	385,000	1.97	4.36

Exercisable as of March 31, 2020	385,000	1.97	4.36

The aggregate intrinsic values of the stock options outstanding as of March 31, 2020 were $23.

Restricted Shares Issued to Key Employees

For the year ended March 31, 2020, 175,000 restricted shares were granted to key employees under the 2010 Option Plan. The restricted shares will vest in five years. In the event that any recipient's employment with the Group is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.

The restricted shares granted under the 2010 Option Plan resulted in a compensation expense of $46 for the year ended March 31, 2020, which is included in selling, general and administrative expenses.

As of March 31, 2020, there was $299 unrecognized compensation cost related to non-vested restricted shares granted under the 2010 Option Plan. The cost was expected to be recognized over a weighted-average period of 4.36 years.

As of March 31, 2020, the Company has the right to repurchase 152,370 restricted shares, with weighted average grant date fair value at a price of $1.97 per share, at a price of $0.01 per share.